Schedule of tax expense profit and loss (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Tax Expense
Loss before income tax	$ (2,988,469)	$ (3,891,586)	$ (5,090,327)
Domestic tax rate	25.00%	25.00%	25.00%
Expected tax expense/(benefit)	$ (747,117)	$ (972,897)	$ (1,272,582)
-Decline in value of depreciating assets	(368,500)	(315,773)	(221,095)
-R&D tax incentive		(125,780)	(189,402)
-Other deductible expenses	(374,865)	(301,604)	(230,118)
-R&D expenses			200,909
-Other non-deductible expenses	672,519	680,462	937,491
Income tax expense/(benefit)
Movement in unrecognized deferred tax	$ 817,963	$ 1,035,591	$ 774,797